Subsequent Events	12 Months Ended
Mar. 31, 2011
Subsequent Events
Subsequent Events

21. SUBSEQUENT EVENTS

On May 11, 2011, the Company's Board of Directors resolved to pay a cash dividend to shareholders of record on March 31, 2011 of ¥7 per common share (¥35 per 5 common shares) or a total of ¥8,905 million.